Retirement Benefits (Narratives) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2.7
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Large Cap US Equitiies	100.00%	100.00%
2017	$ 12
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Large Cap US Equitiies	31.00%
Fixed Income Securities	66.00%
Cash Fund Investments	3.00%
2017	$ 10
ETP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to the 401(k) savings plan	44	$ 39	$ 50
Southern Union [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Large Cap US Equitiies		56.00%
Fixed Income Securities		33.00%
Cash Fund Investments		11.00%
Sunoco [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	$ 200
Cash [Member] | Panhandle [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage, Cash Maximum	10.00%
Equity [Member] | Panhandle [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Minimum	25.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Maximum	35.00%
Fixed Income Investments [Member] | Panhandle [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Minimum	65.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Maximum	75.00%
ETP Unit-Based Compensation Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Awards remaining unvested weighted average period, in years	2 years 1 month
Awards granted	$ 23.82	$ 23.47	$ 40.57
Unvested unit awards outstanding	9.5	7.2